Credit Risk - Summary of Credit Rating of Financial Assets Subject to Credit Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of internal credit grades [line items]
Loss allowance	£ (1,303)	£ (785)
Coverage	0.40%	0.30%
Credit risk | Mortgages
Disclosure of internal credit grades [line items]
Loss allowance	£ (280)	£ (218)
Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	330,600	318,300
Loss allowance	£ (1,400)	£ (900)
Coverage	0.40%	0.30%
Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 1,400	£ 900
Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 70,700	£ 67,300
Coverage	0.00%	0.00%
Internal grade 9 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 43,800	£ 44,900
Coverage	0.00%	0.00%
Internal grade 8 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 87,700	£ 89,300
Coverage	0.00%	0.00%
Internal grade 7 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 56,100	£ 61,700
Coverage	0.20%	0.00%
Internal grade 6 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 18,700	£ 23,800
Coverage	0.50%	0.40%
Internal grade 5 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 29,000	£ 12,000
Coverage	0.70%	1.70%
Internal grade 4 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,700	£ 6,800
Coverage	11.50%	8.80%
Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 1,000	£ 600
Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 17,300	£ 13,400
Coverage	0.00%	0.00%
Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	287,500	276,800
Loss allowance	£ (1,300)	£ (800)
Coverage	0.50%	0.30%
Balance sheet exposures | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 1,300	£ 800
Balance sheet exposures | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	235,000	240,700
Loss allowance	£ (1,300)	£ (800)
Coverage	0.60%	0.30%
Balance sheet exposures | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 169,700	£ 165,200
Loss allowance	£ (300)	£ (200)
Coverage	0.20%	0.10%
Balance sheet exposures | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 1,300	£ 800
Balance sheet exposures | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	300	200
Balance sheet exposures | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	43,500	26,400
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	212,200	207,500
Loss allowance	£ (1,300)	£ (800)
Coverage	0.60%	0.40%
Balance sheet exposures | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 1,300	£ 800
Balance sheet exposures | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	2,000	2,500
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	19,600	23,600
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	1,200	7,100
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	9,000	9,700
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 70,300	£ 66,400
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 9 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 9 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 21,500	£ 33,900
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 9 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 7,900	£ 9,800
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 9 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 9 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet exposures | Internal grade 9 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 43,500	£ 26,400
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 9 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,000	£ 11,400
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 9 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 12,200	£ 15,300
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 9 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 1,200	£ 7,100
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 9 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 5,300	£ 6,100
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 9 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 35,000	£ 36,400
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 8 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 8 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 31,600	£ 33,200
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 8 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 24,800	£ 25,000
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 8 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 8 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet exposures | Internal grade 8 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 8 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 28,200	£ 30,600
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 8 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 3,300	£ 2,400
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 8 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 8 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 3,400	£ 3,200
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 8 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 78,200	£ 81,000
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 7 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 7 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 78,000	£ 80,600
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 7 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 69,300	£ 71,900
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 7 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 7 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet exposures | Internal grade 7 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 7 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 75,800	£ 75,400
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 700	£ 1,000
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 7 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 1,500	£ 4,200
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 7 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 7 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 400
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 7 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 47,300	£ 53,600
Coverage	0.20%	0.00%
Balance sheet exposures | Internal grade 6 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Balance sheet exposures | Internal grade 6 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 47,200	£ 53,600
Coverage	0.20%	0.00%
Balance sheet exposures | Internal grade 6 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 37,600	£ 42,900
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 6 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Balance sheet exposures | Internal grade 6 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet exposures | Internal grade 6 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 6 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 44,800	£ 52,100
Coverage	0.20%	0.00%
Balance sheet exposures | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Balance sheet exposures | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 6 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 2,400	£ 1,500
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 6 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 6 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 6 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 13,600	£ 18,800
Coverage	0.70%	0.50%
Balance sheet exposures | Internal grade 5 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Balance sheet exposures | Internal grade 5 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 13,600	£ 18,800
Coverage	0.70%	0.50%
Balance sheet exposures | Internal grade 5 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 5,700	£ 7,700
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 5 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Balance sheet exposures | Internal grade 5 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet exposures | Internal grade 5 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 5 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 13,600	£ 18,800
Coverage	0.70%	0.50%
Balance sheet exposures | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Balance sheet exposures | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 5 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 5 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 5 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 5 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 27,400	£ 10,900
Coverage	0.70%	1.80%
Balance sheet exposures | Internal grade 4 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Balance sheet exposures | Internal grade 4 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 27,400	£ 10,900
Coverage	0.70%	1.80%
Balance sheet exposures | Internal grade 4 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 19,900	£ 4,200
Coverage	0.50%	2.40%
Balance sheet exposures | Internal grade 4 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Balance sheet exposures | Internal grade 4 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	100	100
Balance sheet exposures | Internal grade 4 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 4 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 27,400	£ 10,900
Coverage	0.70%	1.80%
Balance sheet exposures | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Balance sheet exposures | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 4 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 4 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 4 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 4 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,200	£ 6,200
Coverage	11.00%	8.10%
Balance sheet exposures | Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 500
Balance sheet exposures | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,200	£ 6,200
Coverage	11.00%	8.10%
Balance sheet exposures | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 4,500	£ 3,900
Coverage	4.40%	2.60%
Balance sheet exposures | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 500
Balance sheet exposures | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	200	100
Balance sheet exposures | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,200	£ 6,200
Coverage	11.00%	8.10%
Balance sheet exposures | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 900	£ 500
Balance sheet exposures | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 3 to 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 3 to 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Internal grade 3 to 1 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Internal grade 3 to 1 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,800	£ 4,300
Coverage	0.00%	0.00%
Balance sheet exposures | Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Other | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,800	£ 4,300
Coverage	0.00%	0.00%
Balance sheet exposures | Other | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Other | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Other | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	0	0
Balance sheet exposures | Other | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Other | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 7,500	£ 2,900
Coverage	0.00%	0.00%
Balance sheet exposures | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 1,200
Coverage	0.00%	0.00%
Balance sheet exposures | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Other | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Coverage	0.00%	0.00%
Balance sheet exposures | Other | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Balance sheet exposures | Other | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Balance sheet exposures | Other | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-Balance Sheet | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	43,100	41,500
Loss allowance	£ (100)	£ (100)
Coverage	0.20%	0.20%
Off-Balance Sheet | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Off-Balance Sheet | Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 900
Coverage	0.00%	0.00%
Off-Balance Sheet | Internal grade 9 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-Balance Sheet | Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,800	£ 8,500
Coverage	0.00%	0.00%
Off-Balance Sheet | Internal grade 8 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-Balance Sheet | Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 9,500	£ 8,300
Coverage	0.00%	0.00%
Off-Balance Sheet | Internal grade 7 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-Balance Sheet | Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,800	£ 8,100
Coverage	0.00%	0.00%
Off-Balance Sheet | Internal grade 6 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-Balance Sheet | Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 5,100	£ 5,000
Coverage	0.00%	0.00%
Off-Balance Sheet | Internal grade 5 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-Balance Sheet | Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 1,600	£ 1,100
Coverage	0.00%	0.00%
Off-Balance Sheet | Internal grade 4 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 600
Coverage	20.00%	16.70%
Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Off-Balance Sheet | Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,500	£ 9,100
Coverage	0.00%	0.00%
Off-Balance Sheet | Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	157,800	155,500
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	43,500	26,400
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	193,300	194,200
Loss allowance	£ (200)	£ (100)
Coverage	0.10%	0.10%
Stage 1 | Balance sheet exposures | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Stage 1 | Balance sheet exposures | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	2,000	2,500
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	19,600	23,600
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	1,200	7,100
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	9,000	9,700
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 9 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 7,900	£ 9,800
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 9 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 9 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 43,500	£ 26,400
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 9 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,000	£ 11,400
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 9 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 9 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 12,200	£ 15,300
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 9 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 1,200	£ 7,100
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 9 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 9 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 5,300	£ 6,100
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 9 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 8 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 24,800	£ 25,000
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 8 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 8 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 8 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 28,100	£ 30,600
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 8 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 8 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 3,300	£ 2,400
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 8 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 8 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 8 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 3,400	£ 3,200
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 8 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 7 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 69,000	£ 71,700
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 7 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 7 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 7 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 75,400	£ 75,000
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 700	£ 1,000
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 7 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 7 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 1,500	£ 4,200
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 7 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 7 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 7 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 400
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 7 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 6 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 36,200	£ 42,000
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 6 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 6 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 6 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 43,300	£ 50,900
Coverage	0.20%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Stage 1 | Balance sheet exposures | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 6 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 6 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 2,400	£ 1,500
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 6 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 6 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 6 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 6 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 5 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 4,000	£ 5,700
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 5 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 5 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 5 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 10,900	£ 16,100
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 5 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 5 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 5 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 5 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 5 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 5 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 4 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 15,000	£ 1,100
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 4 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 4 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 4 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 19,400	£ 6,200
Coverage	0.00%	1.60%
Stage 1 | Balance sheet exposures | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
Stage 1 | Balance sheet exposures | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 4 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 4 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 4 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 4 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 4 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 4 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 600	£ 200
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 1,200
Coverage	9.10%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Internal grade 3 to 1 | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Other | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Other | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Other | Cash and balances at central banks | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Other | Cash and balances at central banks | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 7,300	£ 2,900
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 1,200
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Other | Loans and advances to banks | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Other | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Other | Reverse repurchase agreements - non trading | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Other | Other financial assets at amortised cost | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Balance sheet exposures | Other | Financial assets at fair value through other comprehensive income | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Balance sheet exposures | Other | Financial assets at fair value through other comprehensive income | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-Balance Sheet | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	41,800	40,800
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Off-Balance Sheet | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-Balance Sheet | Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 900
Coverage	0.00%	0.00%
Stage 1 | Off-Balance Sheet | Internal grade 9 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-Balance Sheet | Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,800	£ 8,500
Coverage	0.00%	0.00%
Stage 1 | Off-Balance Sheet | Internal grade 8 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-Balance Sheet | Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 9,500	£ 8,300
Coverage	0.00%	0.00%
Stage 1 | Off-Balance Sheet | Internal grade 7 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-Balance Sheet | Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,600	£ 8,000
Coverage	0.00%	0.00%
Stage 1 | Off-Balance Sheet | Internal grade 6 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-Balance Sheet | Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 4,700	£ 4,700
Coverage	0.00%	0.00%
Stage 1 | Off-Balance Sheet | Internal grade 5 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-Balance Sheet | Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 1,100	£ 1,000
Coverage	0.00%	0.00%
Stage 1 | Off-Balance Sheet | Internal grade 4 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 300
Coverage	0.00%	0.00%
Stage 1 | Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 1 | Off-Balance Sheet | Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,500	£ 9,100
Coverage	0.00%	0.00%
Stage 1 | Off-Balance Sheet | Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet exposures | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	10,200	8,100
Loss allowance	£ (200)	£ (100)
Coverage	2.00%	1.20%
Stage 2 | Balance sheet exposures | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Stage 2 | Balance sheet exposures | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	16,600	11,400
Loss allowance	£ (500)	£ (300)
Coverage	3.00%	2.60%
Stage 2 | Balance sheet exposures | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 300
Stage 2 | Balance sheet exposures | Internal grade 9 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures | Internal grade 9 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet exposures | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet exposures | Internal grade 8 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures | Internal grade 8 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet exposures | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet exposures | Internal grade 7 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 200
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures | Internal grade 7 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet exposures | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 400
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet exposures | Internal grade 6 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,400	£ 900
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures | Internal grade 6 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet exposures | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 1,500	£ 1,200
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet exposures | Internal grade 5 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,700	£ 2,000
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures | Internal grade 5 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet exposures | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 2,700	£ 2,700
Coverage	3.70%	3.70%
Stage 2 | Balance sheet exposures | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 2 | Balance sheet exposures | Internal grade 4 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 4,900	£ 3,100
Coverage	2.00%	3.20%
Stage 2 | Balance sheet exposures | Internal grade 4 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 2 | Balance sheet exposures | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 8,000	£ 4,700
Coverage	2.50%	2.10%
Stage 2 | Balance sheet exposures | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Stage 2 | Balance sheet exposures | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 2,100	£ 2,000
Coverage	4.80%	0.00%
Stage 2 | Balance sheet exposures | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 0
Stage 2 | Balance sheet exposures | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 4,200	£ 2,700
Coverage	4.80%	3.70%
Stage 2 | Balance sheet exposures | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Stage 2 | Balance sheet exposures | Other | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures | Other | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Balance sheet exposures | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 0
Coverage	0.00%	0.00%
Stage 2 | Balance sheet exposures | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-Balance Sheet | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	1,200	600
Loss allowance	£ (100)	£ (100)
Coverage	8.30%	16.70%
Stage 2 | Off-Balance Sheet | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 2 | Off-Balance Sheet | Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Off-Balance Sheet | Internal grade 9 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-Balance Sheet | Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Off-Balance Sheet | Internal grade 8 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-Balance Sheet | Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Off-Balance Sheet | Internal grade 7 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-Balance Sheet | Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 100
Coverage	0.00%	0.00%
Stage 2 | Off-Balance Sheet | Internal grade 6 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-Balance Sheet | Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 400	£ 300
Coverage	0.00%	0.00%
Stage 2 | Off-Balance Sheet | Internal grade 5 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-Balance Sheet | Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 500	£ 100
Coverage	0.00%	0.00%
Stage 2 | Off-Balance Sheet | Internal grade 4 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 2 | Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 200	£ 200
Coverage	50.00%	50.00%
Stage 2 | Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 2 | Off-Balance Sheet | Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Off-Balance Sheet | Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	1,700	1,600
Loss allowance	£ (100)	£ (100)
Coverage	5.90%	6.30%
Stage 3 | Balance sheet exposures | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 3 | Balance sheet exposures | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	2,300	1,900
Loss allowance	£ (600)	£ (400)
Coverage	26.10%	21.10%
Stage 3 | Balance sheet exposures | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 600	£ 400
Stage 3 | Balance sheet exposures | Internal grade 9 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Internal grade 9 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Internal grade 9 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Internal grade 8 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Internal grade 8 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Internal grade 8 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Internal grade 7 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Internal grade 7 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Internal grade 7 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Internal grade 6 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Internal grade 6 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Internal grade 6 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Internal grade 5 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Internal grade 5 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Internal grade 5 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Internal grade 4 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Internal grade 4 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Internal grade 4 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 1,800	£ 1,700
Coverage	5.60%	5.90%
Stage 3 | Balance sheet exposures | Internal grade 3 to 1 | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Stage 3 | Balance sheet exposures | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 2,900	£ 2,300
Coverage	20.70%	17.40%
Stage 3 | Balance sheet exposures | Internal grade 3 to 1 | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 600	£ 400
Stage 3 | Balance sheet exposures | Other | Financial assets at amortised cost | Credit risk | Total exposure | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Other | Financial assets at amortised cost | Credit risk | Expected credit loss | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Balance sheet exposures | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Balance sheet exposures | Other | Loans and advances to customers | Financial assets at amortised cost | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-Balance Sheet | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	100	100
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-Balance Sheet | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-Balance Sheet | Internal grade 9 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-Balance Sheet | Internal grade 8 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-Balance Sheet | Internal grade 7 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-Balance Sheet | Internal grade 6 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-Balance Sheet | Internal grade 5 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-Balance Sheet | Internal grade 4 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Coverage	0.00%	0.00%
Stage 3 | Off-Balance Sheet | Internal grade 3 to 1 | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Stage 3 | Off-Balance Sheet | Other | Credit risk | Total exposure
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-Balance Sheet | Other | Credit risk | Expected credit loss
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0